Application of new and revised international financial reporting standards - Summary of Application of new standards (Detail)	12 Months Ended
Dec. 31, 2022
Amendment IAS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment IAS 16 – Property, Plant and Equipment (Proceeds before Intended Use)
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment IAS 37
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment IAS 37 – Provisions, Contingent Liabilities and Contingent Assets (onerous Contracts–Cost of Fulfilling a Contract)
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment To IFRS 3
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 3 – Business Combinations (Reference to the Conceptual Framework)
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment To IFRS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 1 – First-time Adoption of International Financial Reporting Standards
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment To IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 9 – Financial Instruments
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to Illustrative Examples accompanying IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to Illustrative Examples accompanying IFRS 16
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment To IAS 41
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 41 – Agriculture
Date by which application of new IFRS is required	Jan. 01, 2022